Loss Per Share (Details Textual)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014
Loss Per Share [Line Items]
Weighted Average Number of Shares Outstanding, Basic and Diluted	6,893,261	20,000,000	20,000,000	11,728,603